Commitments and Contingencies (Details) - Schedule of operating lease related assets and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating lease related assets and liabilities [Abstract]
Rights of use lease assets	$ 205,824	$ 65,137
Operating lease liabilities, current	88,968	62,160
Operating lease liabilities, noncurrent	112,591
Total operating lease liabilities	$ 201,559	$ 62,160